Related party transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Acquisition under common control	¥ 574,826
Tencent Holdings Limited
Related party transactions
Advertising, sub-licensing and other revenues from Tencent		¥ 651,495	¥ 118,844	¥ 22,073
Content costs charged by Tencent		217,527	249,536	539,451
Operation support services provided by related party		104,318	142,372	225,808
Acquisition under common control			574,826
Others		6,422	6,422	12,867
Tencent and Huya's Related Parties
Related party transactions
Content costs and revenue sharing fees charged by Tencent and Huya's related parties		38,069	61,272	100,627
Advertising and other revenues from related parties		17,575	23,902	13,072
Others		¥ 1,810	¥ 29,178	¥ 18,213